DEBT - Loan Facilities Additional Information (Details)			1 Months Ended										12 Months Ended			25 Months Ended	37 Months Ended
	Mar. 01, 2023	Nov. 30, 2020 USD ($) financial_institution vessel	May 31, 2022 USD ($) vessel	Aug. 31, 2021 USD ($) newbuilding vessel	Nov. 30, 2020 USD ($) financial_institution vessel	Nov. 30, 2019 USD ($) vessel	May 31, 2019 USD ($)	Feb. 28, 2019 USD ($) vessel	May 31, 2018 USD ($) vessel	Jan. 31, 2016 USD ($)	Feb. 28, 2015 USD ($) vessel	Jun. 30, 2014 USD ($) tranche vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Jan. 31, 2023 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Principal amount													$ 230,400,000
Number of vessels serving as security | vessel													74	81
Repayments of long-term debt													$ 417,217,000	$ 628,900,000	$ 390,138,000
Number of vessels sold and leased back | vessel				9
Number of newbuilding sold and leased back | newbuilding				3
Lease term				7 years
Adjusted profile term				21 years
Loan repayments													$ 417,217,000	628,900,000	390,138,000
Number of vessels with commitment to install scrubbers | vessel													3
Long term debt													$ 1,120,856,000	1,262,345,000	1,045,483,000			$ 1,113,870,000
Dry Bulk Carriers | Hemen Holdings Ltd
Debt Instrument [Line Items]
Debt assumed																	$ 413,600,000
$275.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount			$ 275,000,000										275,000,000
Number of vessels serving as security | vessel			14
Balloon payment			$ 170,000,000
Repayments of long-term debt													11,100,000
Remaining borrowing capacity													0
$275.0 million term loan and revolving facility | Term Loan
Debt Instrument [Line Items]
Principal amount			225,000,000
$275.0 million term loan and revolving facility | Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount			50,000,000
$420.0 million term loan
Debt Instrument [Line Items]
Principal amount			$ 420,000,000					$ 420,000,000				$ 420,000,000	420,000,000
Number of vessels financed | vessel								14				14
Loan repayments													280,400,000	29,600,000
Number of tranches | tranche												14
Debt instrument, value per tranche, value												$ 30,000,000
Payment terms												20 years
Periodic payments										$ 5,200,000
Debt refinance extension term								3 years
Number of vessels with commitment to install scrubbers | vessel								11
Scrubber installation finance cost								$ 3,000,000
Scrubber installation repayment period								3 years
$175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount				$ 175,000,000									175,000,000
Balloon payment				$ 77,100,000
Repayments of long-term debt													10,100,000	2,500,000
Remaining borrowing capacity														50,000,000
Number of vessels financed | vessel				6
Tenor term				5 years
Adjusted profile term				19 years
$50 Million Revolving Credit Tranche Of $175 Term Loan Facility
Debt Instrument [Line Items]
Principal amount				$ 50,000,000
Repayments of long-term debt														50,000,000
$260.0 million lease financing
Debt Instrument [Line Items]
Principal amount				$ 260,000,000									260,000,000
Repayments of long-term debt													12,400,000	3,100,000
Remaining borrowing capacity													0
$304.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount		$ 304,000,000			$ 304,000,000								304,000,000
Number of vessels serving as security | vessel		14			14
Repayments of long-term debt													18,700,000	18,700,000
Remaining borrowing capacity														50,000,000
Number of financial institutions | financial_institution		6			6
Number of financial institutions under previous agreement | financial_institution		5			5
Term Loan Facility $254 Million
Debt Instrument [Line Items]
Principal amount		$ 254,000,000			$ 254,000,000
Balloon payment		$ 165,200,000			165,200,000
Tenor term		5 years
Adjusted profile term		20 years
Revolving Credit Facility $50 Million
Debt Instrument [Line Items]
Principal amount		$ 50,000,000			50,000,000
Repayments of long-term debt														50,000,000
$425.0 Term Loan Facility
Debt Instrument [Line Items]
Principal amount		425,000,000			425,000,000						$ 425,000,000.0
Number of vessels financed | vessel											14
Loan repayments															$ 322,500,000
Long term debt		$ 425,000,000			425,000,000
$93.75 million term loan
Debt Instrument [Line Items]
Principal amount							$ 93,750,000						93,750,000
Balloon payment							$ 62,500,000
Tenor term							5 years
Adjusted profile term							19 years
Loan repayments													6,600,000	6,600,000
Term loan facility, amount available, undrawn													0
$250.0M Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Principal amount																$ 250,000,000
$131.79 million term loan
Debt Instrument [Line Items]
Principal amount							$ 131,790,000						131,790,000
Balloon payment							$ 76,600,000
Tenor term							5 years
Adjusted profile term							19 years
Loan repayments													9,800,000	15,400,000
Term loan facility, amount available, undrawn													0
$155.3 million term loan
Debt Instrument [Line Items]
Principal amount						$ 155,300,000							155,300,000
Balloon payment						56,500,000
Loan repayments													50,700,000	20,800,000
Term loan facility, amount available, undrawn													0
$155.3 million term loan | Golden Endeavour, Golden Empress, Golden Enterprise, Golden Cecilie, and Golden Cathrine
Debt Instrument [Line Items]
Loan repayments														41,100,000
$284 Term Loan Facility
Debt Instrument [Line Items]
Principal amount						$ 284,000,000
Number of vessels financed | vessel						15
Loan repayments						$ 155,400,000
$120.0 million term loan
Debt Instrument [Line Items]
Principal amount									$ 120,000,000				120,000,000
Balloon payment									$ 52,400,000
Number of vessels financed | vessel									10
Loan repayments													17,500,000	$ 18,600,000
Term loan facility, amount available, undrawn													0
$120.0 million term loan | Golden Ice and Golden Strength
Debt Instrument [Line Items]
Loan repayments													$ 11,400,000
$33.9 Term Loan Facility
Debt Instrument [Line Items]
Principal amount									$ 34,000,000
Loan repayments									58,300,000
$82.5 Term Loan Facility
Debt Instrument [Line Items]
Principal amount									82,500,000
Other Debt Obligations
Debt Instrument [Line Items]
Principal amount									$ 65,500,000
$304.0 Term Loan Facility
Debt Instrument [Line Items]
Proceeds from lines of credit					$ 304,000,000
Secured Overnight Financing Rate (SOFR) | Subsequent Event
Debt Instrument [Line Items]
Variable interest rate	1.90%
Secured Overnight Financing Rate (SOFR) | $275.0 million term loan and revolving facility
Debt Instrument [Line Items]
Variable interest rate			1.90%
Secured Overnight Financing Rate (SOFR) | $250.0M Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Variable interest rate																1.85%
London Interbank Offered Rate (LIBOR) | $420.0 million term loan
Debt Instrument [Line Items]
Variable interest rate								2.50%				2.50%
London Interbank Offered Rate (LIBOR) | $175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Variable interest rate				1.90%
London Interbank Offered Rate (LIBOR) | $260.0 million lease financing
Debt Instrument [Line Items]
Variable interest rate				2.00%
London Interbank Offered Rate (LIBOR) | Term Loan Facility $254 Million
Debt Instrument [Line Items]
Variable interest rate		2.35%
London Interbank Offered Rate (LIBOR) | $425.0 Term Loan Facility
Debt Instrument [Line Items]
Variable interest rate											2.20%
London Interbank Offered Rate (LIBOR) | $93.75 million term loan
Debt Instrument [Line Items]
Variable interest rate							2.15%
London Interbank Offered Rate (LIBOR) | $131.79 million term loan
Debt Instrument [Line Items]
Variable interest rate							2.10%
London Interbank Offered Rate (LIBOR) | $155.3 million term loan
Debt Instrument [Line Items]
Variable interest rate						2.10%
London Interbank Offered Rate (LIBOR) | $120.0 million term loan
Debt Instrument [Line Items]
Variable interest rate									2.25%